Lease accounting (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Maturity of Operating Lease Liabilities

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2021.

2022	2,421
2023	1,387
2024	120
Total operating lease payments (undiscounted)	3,928
Less: Imputed interest	(324)
Total operating lease liabilities (discounted)	3,604

Summary of Lease Cost

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2019, 2020 and 2021, total lease cost is comprised of the following:

	For the years ended December 31,
	2019	2020	2021
Relating to the operating lease liabilities	1,721	2,155	2,862
Relating to short-term leases	887	912	1,518
	2,608	3,067	4,380

Summary of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2019	2020	2021
Cash payments for amounts included in the measurement of operating lease liabilities	2,449	3,067	4,380
Right-of-use assets obtained in exchange for operating lease liabilities	3,199	2,710	3,163